Provision for liabilities and charges - Other (Details) £ in Millions, $ in Millions	1 Months Ended		3 Months Ended				12 Months Ended
	Jul. 31, 2017 USD ($)	Jul. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Short positions
Provisions for liabilities				£ 1,398				£ 1,398	£ 6,659
Provision utilised								4,134
FHFA | RBS Group | FHFA
Short positions
Provisions made					$ 196	£ 151
Settlement amount	$ 32,000	£ 25,000
Settlement amount paid							$ 5,500	4,200
Settlement amount reimbursed							754	581
Provision utilised							4,750	3,650
Payment protection insurance
Short positions
Cumulative charge of provision				3,000				3,000
Provisions made								107
Provisions for liabilities				632				632	753
Provision utilised								225
Other customer redress
Short positions
Provisions for liabilities				386				386	562
Provision utilised								219
Residential mortgage backed securities
Short positions
Provisions for liabilities				0				0	4,966
Provision utilised								3,447
Residential mortgage backed securities | RMBS and other securitised products investigations
Short positions
Provisions made			$ 333	258	$ 92	£ 71	$ 774	600
Litigation and other regulatory proceedings
Short positions
Provisions for liabilities				65				65	86
Provision utilised								47
Property and other
Short positions
Provisions for liabilities				315				315	£ 292
Provision utilised								196
Property and other | Restructuring provision
Short positions
Provisions for liabilities				£ 110				£ 110